UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-06650

LORD ABBETT RESEARCH FUND, INC.
(Exact name of registrant as specified in charter)

90 Hudson Street, Jersey City, NJ		07302
(Address of principal executive offices)		(Zip code)

Christina T. Simmons, Vice President & Assistant Secretary 90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant's telephone number, including area code:		(800) 201-6984

Date of fiscal year end:	11/30

Date of reporting period:	8/31/2006

Item 1:           Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT RESEARCH FUND, INC. - AMERICA’S VALUE FUND August 31, 2006

	Shares
Investments	(000)	Value
LONG-TERM INVESTMENTS 99.29%

COMMON STOCKS 66.37%

Chemicals 6.48%
Chemtura Corp.	1,590	$13,812,755
Dow Chemical Co. (The)	309	11,774,544
Eastman Chemical Co.	548	28,721,620
Monsanto Co.	367	17,396,248
Mosaic Co. (The)*	212	3,436,384
Total		75,141,551

Commercial Banks 1.07%
Bank of America Corp.	240	12,373,388

Commercial Services & Supplies 3.40%
R.R. Donnelley & Sons Co.	849	27,540,790
Waste Management, Inc.	346	11,878,020
Total		39,418,810

Communications Equipment 0.86%
Avaya Inc.*	952	9,946,728

Containers & Packaging 1.48%
Ball Corp.	425	17,140,466

Diversified Consumer Services 2.18%
ServiceMaster Co. (The)	2,202	25,300,980

Diversified Telecommunication Services 4.92%
AT&T Inc.	1,061	33,032,043
BellSouth Corp.	377	15,359,584
Verizon Communications, Inc.	249	8,745,748
Total		57,137,375

Electric Utilities 4.53%
Ameren Corp.	476	25,500,510
Puget Energy Inc.	1,199	27,128,844
Total		52,629,354

See Notes to Schedule of Investments.

	Shares
Investments	(000)	Value
Electrical Equipment 1.19%
Hubbell, Inc. Class B	298	$13,847,700

Energy Equipment & Services 2.80%
GlobalSantaFe Corp. (Cayman Islands)(b)	323	15,902,982
Halliburton Co.	509	16,613,366
Total		32,516,348

Food Products 4.00%
H.J. Heinz Co.	539	22,564,312
Kellogg Co.	471	23,884,770
Total		46,449,082

Gas Utilities 2.20%
NiSource, Inc.	1,208	25,571,243

Hotels, Restaurants & Leisure 0.98%
McDonald’s Corp.	318	11,416,200

Household Durables 6.00%
Newell Rubbermaid, Inc.	979	26,415,113
Snap-on Inc.	451	19,721,810
Tupperware Brands Corp.	1,306	23,512,055
Total		69,648,978

Insurance 6.76%
ACE Ltd. (Bermuda)(b)	406	21,888,704
Chubb Corp. (The)	53	2,634,152
PartnerRe Ltd. (Bermuda)(b)	269	17,303,130
Safeco Corp.	243	14,035,072
XL Capital Ltd. Class A (Bermuda)(b)	344	22,593,288
Total		78,454,346

Machinery 0.88%
Timken Co. (The)	317	10,156,680

Media 2.31%
Clear Channel Communications, Inc.	924	26,821,344

See Notes to Schedule of Investments.

	Shares
Investments	(000)	Value
Multi-Line Retail 1.06%
Federated Department Stores Inc.	324	$12,315,243

Oil & Gas 2.91%
Chevron Corp.	412	26,532,800
EOG Resources, Inc.	111	7,188,538
Total		33,721,338

Paper & Forest Products 3.68%
Bowater, Inc.	872	19,829,652
MeadWestvaco Corp.	896	22,890,245
Total		42,719,897

Pharmaceuticals 3.15%
Bristol-Myers Squibb Co.	1,071	23,289,900
Mylan Laboratories, Inc.	653	13,262,864
Total		36,552,764

Specialty Retail 1.96%
OfficeMax, Inc.	548	22,779,205

Trading Companies & Distributors 1.57%
Genuine Parts Co.	440	18,164,535
Total Common Stocks (cost $706,801,269)		770,223,555

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)
CONVERTIBLE NOTES & BONDS 4.55%

Aerospace & Defense 0.59%
DRS Technologies, Inc.+	2.00%	2/1/2026	$1,500	1,432,500
EDO Corp.	4.00%	11/15/2025	5,500	5,369,375
Total				6,801,875

Biotechnology 0.57%
Amgen Inc.+	0.125%	2/1/2011	2,500	2,453,125
CV Therapeutics, Inc.	3.25%	8/16/2013	5,000	4,131,250
Total				6,584,375

Diversified Telecommunication Services 0.32%
Qwest Communications Int’l., Inc.	3.50%	11/15/2025	2,230	3,682,287

See Notes to Schedule of Investments.

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Hotels, Restaurants & Leisure 0.42%
Hilton Hotels Corp.	3.375%	4/15/2023	$4,000	$4,935,000

Media 0.23%
Sinclair Broadcast Group, Inc.	6.00%	9/15/2012	3,000	2,662,500

Metals & Mining 0.25%
Placer Dome, Inc. (Canada)(b)	2.75%	10/15/2023	2,000	2,940,000

Oil & Gas 0.98%
Devon Energy Corp.	4.90%	8/15/2008	4,500	5,653,125
Hanover Compressor Co.	4.75%	1/15/2014	4,000	5,785,000
Total				11,438,125

Pharmaceuticals 0.33%
MGI PHARMA, Inc.	1.682%	3/2/2024	6,000	3,810,000

Road & Rail 0.34%
CSX Corp.	Zero Coupon	10/30/2021	3,500	3,902,500

Semiconductors & Semiconductor Equipment 0.13%
LSI Logic Corp.	4.00%	5/15/2010	1,500	1,511,250

Software 0.39%
Cadence Design Systems, Inc.	Zero Coupon	8/15/2023	4,000	4,520,000
Total Convertible Notes & Bonds (cost $49,157,388)				52,787,912

		Shares
		(000)
CONVERTIBLE PREFERRED STOCKS 2.28%

Electric Utilities 0.48%
CMS Energy Corp.	4.50%	70	5,517,547

Energy Equipment & Services 0.81%
El Paso Corp.	4.99%	8	9,450,938

Insurance 0.74%
Fortis Insurance N.V. (Netherlands)+(b)	7.75%	283	3,824,462
XL Capital Ltd. Class A (Cayman Islands)(b)	6.50%	220	4,802,600
Total			8,627,062

See Notes to Schedule of Investments.

	Interest	Shares
Investments	Rate	(000)	Value
Media 0.25%
Interpublic Group of Cos., Inc. (The)	5.375%	85	$2,907,850
Total Convertible Preferred Stocks (cost $24,063,198)			26,503,397

			U.S. $
			Value
FOREIGN COMMON STOCKS 4.25%

Australia 1.10%
Coca-Cola Amatil Ltd.(a)	AUD	2,562	12,811,777

Germany 0.51%
Henkel KGaA(a)	EUR	52	5,893,357

United Kingdom 2.64%
Cadbury Schweppes plc(a)	GBP	563	5,993,745
Kesa Electricals plc(a)	GBP	2,130	12,551,293
Royal Bank of Scotland Group (The) plc(a)	GBP	356	12,078,605
Total			30,623,643
Total Foreign Common Stocks (cost $49,354,023)			49,328,777

			Principal
		Maturity	Amount
		Date	(000)	Value

GOVERNMENT SPONSORED ENTERPRISES BOND 0.43%

Federal Home Loan Mortgage Corp. (cost $5,085,916)	5.75%	4/15/2008	$5,000	$5,052,360

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 5.26%

Federal National Mortgage Assoc.	6.00%	11/1/2034	7,018	7,039,305
Federal National Mortgage Assoc.	6.00%	1/1/2035	9,126	9,153,386
Federal National Mortgage Assoc.	6.00%	12/1/2035	9,448	9,464,062

See Notes to Schedule of Investments.

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value

Federal National Mortgage Assoc.	6.00%	4/1/2036	$4,845	$4,852,084
Federal National Mortgage Assoc.	6.50%	4/1/2035	7,503	7,619,990
Federal National Mortgage Assoc.	6.50%	7/1/2035	14,532	14,771,581
Federal National Mortgage Assoc.	6.50%	9/1/2036	8,000	8,124,667
Total Government Sponsored Enterprises Pass-Throughs (cost $61,607,849)				61,025,075

HIGH YIELD CORPORATE NOTES & BONDS 16.15%

Advertising 0.17%
Affinion Group, Inc.+	11.50%	10/15/2015	2,000	2,030,000

Auto Components 0.28%
Cooper-Standard Automotive Inc.	8.375%	12/15/2014	2,500	1,906,250
Stanadyne Corp.	10.00%	8/15/2014	1,375	1,357,812
Total				3,264,062

Automobiles 0.33%
Ford Motor Credit Co.	7.25%	10/25/2011	1,250	1,195,874
Hertz Corp. (The)+	8.875%	1/1/2014	2,500	2,606,250
Total				3,802,124

Chemicals 0.53%
Equistar Chemicals, L.P.	7.55%	2/15/2026	3,000	2,805,000
Ineos Group Holdings plc (United Kingdom)+(b)	8.50%	2/15/2016	3,500	3,342,500
Total				6,147,500

Commercial Services 0.30%
Ashtead Capital Inc.+	9.00%	8/15/2016	3,450	3,536,250

Consumer Finance 1.24%
Ford Motor Credit Co.	7.375%	10/28/2009	4,800	4,711,128
General Motors Acceptance Corp.	7.25%	3/2/2011	9,700	9,686,983
Total				14,398,111

Containers & Packaging 0.51%
Crown Cork & Seal, Inc.	7.375%	12/15/2026	4,000	3,640,000
Stone Container Finance Co. of Canada II (Canada)(b)	7.375%	7/15/2014	2,500	2,262,500
Total				5,902,500

See Notes to Schedule of Investments.

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Diversified Telecommunication Services 2.57%
Cincinnati Bell, Inc.	7.00%	2/15/2015	$10,000	$9,800,000
Hughes Network Systems LLC+	9.50%	4/15/2014	3,500	3,570,000
Intelsat Bermuda Ltd. (Bermuda)+(b)	9.25%	6/15/2016	2,325	2,429,625
Qwest Capital Funding, Inc.	7.90%	8/15/2010	10,000	10,225,000
Qwest Corp.+	7.50%	10/1/2014	350	357,875
Syniverse Technologies	7.75%	8/15/2013	3,500	3,421,250
Total				29,803,750

Electric Utilities 0.45%
Reliant Resources Inc.	9.50%	7/15/2013	5,000	5,225,000

Energy Equipment & Services 1.02%
Dynegy Holdings, Inc.+	8.375%	5/1/2016	5,000	4,950,000
Edison Mission Energy+	7.75%	6/15/2016	4,500	4,522,500
Hornbeck Offshore Services, Inc.	6.125%	12/1/2014	2,500	2,343,750
Total				11,816,250

Food & Staples Retailing 0.30%
Stater Bros. Holdings, Inc.	8.125%	6/15/2012	3,500	3,508,750

Food Products 0.17%
Landry’s Restaurants, Inc.	7.50%	12/15/2014	2,075	1,971,250

Gas Utilities 0.43%
El Paso Corp.	7.00%	5/15/2011	5,000	5,037,500

Healthcare Providers & Services 0.54%
DaVita, Inc.	7.25%	3/15/2015	2,000	1,970,000
Tenet Healthcare Corp.	9.25%	2/1/2015	4,500	4,263,750
Total				6,233,750

Hotels, Restaurants & Leisure 0.16%
River Rock Entertainment Authority	9.75%	11/1/2011	1,700	1,808,375

Household Durables 0.29%
Domtar, Inc. (Canada)(b)	7.875%	10/15/2011	3,400	3,391,500

Industrial Conglomerates 0.72%
Allied Waste North America, Inc.	6.125%	2/15/2014	5,000	4,675,000

See Notes to Schedule of Investments.

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Park-Ohio Industries, Inc.	8.375%	11/15/2014	$4,000	$3,640,000
Total				8,315,000

IT Services 0.31%
SunGard Data Systems, Inc.	9.125%	8/15/2013	3,500	3,631,250

Leisure Equipment & Products 0.21%
ACCO Brands Corp.	7.625%	8/15/2015	2,500	2,381,250

Media 1.54%
AMC Entertainment, Inc.	11.00%	2/1/2016	1,500	1,636,875
Barrington Broad Co. LLC+	10.50%	8/15/2014	3,500	3,447,500
Gaylord Entertainment Co.	8.00%	11/15/2013	2,875	2,932,500
Mediacom Broadband LLC	8.50%	10/15/2015	4,600	4,577,000
Mediacom Communications Corp.	9.50%	1/15/2013	2,250	2,323,125
R.H. Donnelley Corp.	8.875%	1/15/2016	3,000	2,970,000
Total				17,887,000

Metals & Mining 0.42%
Allegheny Ludlum Corp.	6.95%	12/15/2025	2,000	2,040,000
Novelis Inc. (Canada)+(b)	8.25%	2/15/2015	3,000	2,865,000
Total				4,905,000

Multi-Utilities & Unregulated Power 0.44%
Mirant Americas Generation LLC	9.125%	5/1/2031	5,000	5,050,000

Oil & Gas 1.06%
Chesapeake Energy Corp.	7.625%	7/15/2013	3,500	3,587,500
Foundation PA Coal Co.	7.25%	8/1/2014	2,000	1,955,000
Houston Exploration Co. (The)	7.00%	6/15/2013	2,200	2,200,000
Williams Cos., Inc. (The)	7.875%	9/1/2021	4,500	4,601,250
Total				12,343,750

Packaging & Containers 0.22%
Graphic Packaging Int’l. Corp.	9.50%	8/15/2013	2,500	2,525,000

Paper & Forest Products 0.69%
Abitibi-Consolidated Inc. (Canada)(b)	8.55%	8/1/2010	3,500	3,473,750
Bowater, Inc.	6.50%	6/15/2013	3,500	3,132,500

See Notes to Schedule of Investments.

			Principal
	Interest	Maturity	Amount
Investments	Rate	Date	(000)	Value
Buckeye Technologies, Inc.	8.00%	10/15/2010	$1,500	$1,417,500
Total				8,023,750

Pharmaceuticals 0.43%
Warner Chilcott Corp.	8.75%	2/1/2015	5,000	5,025,000

Textiles & Apparel 0.39%
Elizabeth Arden, Inc.	7.75%	1/15/2014	3,000	2,902,500
INVISTA B.V.+	9.25%	5/1/2012	1,500	1,582,500
Total				4,485,000

Wireless Telecommunication Services 0.43%
Dobson Communications Corp.	8.875%	10/1/2013	3,000	2,977,500
Rural Cellular Corp.	9.75%	1/15/2010	2,000	2,000,000
Total				4,977,500
Total High Yield Corporate Notes & Bonds (cost $187,576,788)				187,426,172
Total Long-Term Investments (cost $1,083,646,431)				1,152,347,248

SHORT-TERM INVESTMENT 0.71%

Repurchase Agreement

Repurchase Agreement dated 8/31/2006, 4.65% due 9/1/2006 with State Street Bank & Trust Co. collateralized by $8,345,000 of Federal National Mortgage Assoc. at 4.625% due 3/23/2007; value: $8,386,725; proceeds: $8,219,635 (cost $8,218,573)			8,219	8,218,573
Total Investments in Securities 100.00% (cost $1,091,865,004)				1,160,565,821
Liabilities in Excess of Other Assets (0.00%)				(30,213)
Net Assets 100.00%				$1,160,535,608

*	Non-income producing security.
+

Security is exempt from registration under Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registrations, normally to qualified institutional buyers.

(a)	Investment in non-U.S. dollar denominated securities.
(b)	Foreign security traded in U.S. dollars.
AUD	Australian Dollar
EUR	Euro
GBP	British Pound

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT RESEARCH FUND, INC. - GROWTH OPPORTUNITIES FUND August 31, 2006

		Value
Investments	Shares	(000)
COMMON STOCKS 95.67%

Advertising Agency 3.09%
aQuantive, Inc.*	300,500	$7,452
Lamar Advertising Co. Class A*	337,600	17,657
Total		25,109

Aerospace 1.21%
Rockwell Collins, Inc.	186,600	9,783

Agriculture, Fishing & Ranching 1.80%
Monsanto Co.	307,400	14,583

Banks 3.72%
Cullen/Frost Bankers, Inc.	299,000	17,629
Lazard Ltd. Class A (Bermuda)(a)	88,200	3,321
Northern Trust Corp.	164,500	9,210
Total		30,160

Biotechnology Research & Production 3.49%
Celgene Corp.*	144,900	5,896
Cephalon, Inc.*	101,000	5,759
Cubist Pharmaceuticals, Inc.*	373,700	8,767
Genzyme Corp.*	73,700	4,881
Human Genome Sciences, Inc.*	265,498	2,982
Total		28,285

Casinos & Gambling 2.07%
International Game Technology	312,900	12,103
Scientific Games Corp. Class A*	162,800	4,733
Total		16,836

Chemicals 1.07%
Ecolab Inc.	194,600	8,675

Communications Technology 2.59%
Harris Corp.	247,100	10,853
WebEx Communications, Inc.*	284,300	10,149
Total		21,002

Computer Services, Software & Systems 6.94%
Akamai Technologies, Inc.*	405,300	15,888
Citrix Systems, Inc.*	244,100	$7,489
Cognizant Technology Solutions Corp.*	171,200	11,968
Equinix, Inc.*	117,300	6,765
Informatica Corp.*	568,900	8,329
Red Hat, Inc.*	251,200	5,838
Total		56,277

Computer Technology 2.10%
Network Appliance, Inc.*	261,200	8,944
NVIDIA Corp.*	278,300	8,101
Total		17,045

Consumer Electronics 2.44%
Activision, Inc.*	374,800	4,835
Electronic Arts, Inc.*	232,500	11,851
Sohu.com, Inc. (China)*(a)	142,100	3,099
Total		19,785

Diversified Production 3.54%
Danaher Corp.	137,300	9,102
Dover Corp.	404,200	19,652
Total		28,754

Drug & Grocery Store Chains 1.42%
Safeway, Inc.	371,800	11,500

Drugs & Pharmaceuticals 1.77%
Nektar Therapeutics*	372,700	6,530
Shire Pharmaceuticals Development, Inc. ADR	153,700	7,877
Total		14,407

Education Services 1.99%
ITT Educational Services, Inc.*	245,000	16,192

Electronics: Semi-Conductors/
Components 5.45%
Freescale Semiconductor, Inc.*	309,700	9,508
Intersil Corp. Class A	207,791	5,267
MEMC Electronic Materials, Inc.*	241,400	9,337
Microchip Technology Inc.	345,100	11,789
Microsemi Corp.*	211,906	5,885
National Semiconductor Corp.	100,000	2,429
Total		44,215

See Notes to Schedule of Investments.

1

		Value
Investments	Shares	(000)

Engineering & Contracting Services 1.81%
Fluor Corp.	130,600	$11,286
Jacobs Engineering Group Inc.*	38,800	3,379
Total		14,665

Financial Data Processing Services & Systems 3.39%
Alliance Data Systems Corp.*	300,900	15,207
Mastercard, Inc. Class A*	220,712	12,338
Total		27,545

Health & Personal Care 1.17%
Healthways, Inc.*	183,800	9,488

Healthcare Facilities 1.30%
DaVita, Inc.*	123,600	7,213
Quest Diagnostics, Inc.	52,000	3,343
Total		10,556

Healthcare Management Services 1.16%
Community Health Systems, Inc.*	133,900	5,190
Pediatrix Medical Group, Inc.*	92,400	4,232
Total		9,422

Hotel/Motel 3.50%
Hilton Hotels Corp.	375,300	9,559
Starwood Hotels & Resorts
Worldwide, Inc.	244,400	13,017
Wynn Resorts, Ltd.*	75,400	5,836
Total		28,412

Insurance: Multi-Line 0.80%
HealthExtras, Inc.*	211,800	6,509

Leisure Time 0.91%
Penn National Gaming, Inc.*	222,600	7,372

Machinery: Oil Well Equipment & Services 7.68%
Cameron Int’l., Corp.*	244,700	11,724
Complete Production Services, Inc.*	391,200	8,685
Dril-Quip, Inc.*	123,300	9,468
Grant Prideco, Inc.*	90,600	3,763
National Oilwell Varco, Inc.*	118,500	$7,738
Smith Int’l., Inc.	220,000	9,233
Weatherford Int’l., Ltd.*	271,700	11,683
Total		62,294

Medical & Dental Instruments & Supplies 7.70%
DENTSPLY Int’l., Inc.	478,000	15,573
Fisher Scientific Int’l., Inc.*	222,300	17,391
Henry Schein, Inc.*	276,000	13,764
Mentor Corp.	129,200	6,271
Ventana Medical Systems, Inc.*	203,300	9,482
Total		62,481

Medical Services 1.41%
Covance Inc.*	181,800	11,430

Miscellaneous: Producer Durables 1.13%
BE Aerospace, Inc.*	383,200	9,143

Multi-Sector Companies 1.89%
Textron Inc.	183,200	15,363

Office Furniture & Business Equipment 0.31%
Knoll, Inc.	141,100	2,516

Oil: Crude Producers 1.47%
Cabot Oil & Gas Corp.	121,900	6,224
Range Resources Corp.	202,600	5,669
Total		11,893

Radio & TV Broadcasters 2.63%
Rogers Communications, Inc. Class B (Canada)(a)	243,500	12,555
Univision Communications, Inc. Class A*	253,400	8,757
Total		21,312

Retail 5.10%
American Eagle Outfitters, Inc.	196,200	7,579
Coldwater Creek Inc.*	146,000	4,011
Dick’s Sporting Goods, Inc.*	200,000	8,266
J.C. Penney Co., Inc.	120,100	7,571

See Notes to Schedule of Investments.

2

		Value
Investments	Shares	(000)
Nordstrom, Inc.	94,000	$3,511
O’Reilly Automotive, Inc.*	113,967	3,384
Tween Brands Inc.*	207,589	7,070
Total		41,392

Savings & Loan 1.49%
Hudson City Bancorp, Inc.	927,700	12,116

Securities Brokerage & Services 2.89%
Intercontinental Exchange, Inc.*	177,000	11,197
Investment Technology Group, Inc.*	265,600	12,273
Total		23,470

Services: Commercial 0.79%
Monster Worldwide, Inc.*	156,600	6,380

Steel 0.48%
Nucor Corp.	80,000	3,910

Truckers 1.97%
Landstar System, Inc.	375,118	16,017

Total Common Stocks (cost $724,490,691)		776,294

	Principal
	Amount
	(000)
SHORT-TERM INVESTMENT 4.92%

Repurchase Agreement
Repurchase Agreement dated 8/31/2006, 4.65% due 9/1/2006 with State Street Bank & Trust Co. collateralized by $42,060,000 of Federal Home Loan Mortgage Corp. at 5.75% due 8/3/2015; value: $40,664,449; proceeds: $39,872,067 (cost $39,866,917)	$39,867	$39,867

Total Investments in Securities 100.59% (cost $764,357,608)		816,161
Liabilities in Excess of Other Assets (0.59%)		(4,754)
Net Assets 100.00%		$811,407

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
ADR	American Depository Receipt.

See Notes to Schedule of Investments.

3

Schedule of Investments (unaudited)

LORD ABBETT RESEARCH FUND, INC. - LARGE-CAP CORE FUND  August 31, 2006

		Value
Investments	Shares	(000)
COMMON STOCKS 96.98%

Aerospace 3.27%
Boeing Co. (The)	111,700	$8,366
Lockheed Martin Corp.	141,857	11,718
Northrop Grumman Corp.	68,900	4,603
United Technologies Corp.	110,300	6,917
Total		31,604

Agriculture, Fishing & Ranching 2.27%
Monsanto Co.	461,662	21,901

Banks 6.88%
Bank of America Corp.	302,048	15,545
Bank of New York Co., Inc. (The)	337,700	11,398
Commerce Bancorp, Inc.	88,300	2,941
JPMorgan Chase & Co.	204,628	9,343
Marshall & Ilsley Corp. (The)	20,000	933
PNC Financial Services Group, Inc. (The)	60,400	4,276
SunTrust Banks, Inc.	58,700	4,485
U.S. Bancorp	117,200	3,759
Wachovia Corp.	84,900	4,638
Wells Fargo & Co.	261,800	9,098
Total		66,416

Beverage: Brewers 0.42%
Anheuser-Busch Cos., Inc.	81,000	4,000

Beverage: Soft Drinks 3.07%
Coca-Cola Co. (The)	255,400	11,444
PepsiCo, Inc.	278,900	18,207
Total		29,651

Biotechnology Research & Production 3.05%
Amgen, Inc.*	101,900	6,922
Baxter Int’l., Inc.	180,687	8,019
Genentech, Inc.*	28,300	2,335
Genzyme Corp.*	80,000	5,298
ImClone Systems, Inc.*	229,885	6,874
Total		29,448

Chemicals 0.83%
Praxair, Inc.	139,200	7,991

Communications Technology 2.92%
Corning, Inc.*	603,800	$13,428
QUALCOMM Inc.	392,700	14,793
Total		28,221

Computer Services, Software & Systems 1.44%
Microsoft Corp.	405,900	10,427
Oracle Corp.*	219,400	3,434
Total		13,861

Computer Technology 1.32%
Hewlett-Packard Co.	183,813	6,720
Int’l. Business Machines Corp.	73,800	5,976
Total		12,696

Consumer Electronics 0.93%
Activision, Inc.*	569,452	7,346
Electronic Arts Inc.*	32,700	1,667
Total		9,013

Consumer Products 0.53%
Kimberly-Clark Corp.	79,800	5,067

Diversified Financial Services 2.91%
American Express Co.	57,600	3,026
Citigroup, Inc.	285,200	14,075
Morgan Stanley	167,200	11,000
Total		28,101

Drug & Grocery Store Chains 2.72%
CVS Corp.	331,847	11,133
Kroger Co. (The)	480,000	11,429
Walgreen Co.	73,700	3,645
Total		26,207

Drugs & Pharmaceuticals 10.81%
Abbott Laboratories	243,400	11,854
Allergan, Inc.	1,759	202
Gilead Sciences, Inc.*	174,512	11,064
GlaxoSmithKline plc ADR	132,600	7,529
Johnson & Johnson	288,500	18,654
Kos Pharmaceuticals, Inc.*	62,430	3,053
Novartis AG ADR	342,126	19,542
Pfizer Inc.	452,600	12,474

See Notes to Schedule of Investments.

1

		Value
Investments	Shares	(000)
Wyeth	410,700	$20,000
Total		104,372

Electrical Equipment & Components 1.67%
Emerson Electric Co.	196,467	16,140

Electronics: Medical Systems 1.34%
Medtronic, Inc.	275,600	12,926

Electronics: Semi-Conductors/ Components 1.58%
Advanced Micro Devices, Inc.*	60,100	1,502
Intel Corp.	266,300	5,204
Texas Instruments, Inc.	263,100	8,574
Total		15,280

Electronics: Technology 1.85%
General Dynamics Corp.	141,954	9,588
Raytheon Co.	174,000	8,215
Total		17,803

Energy: Miscellaneous 0.60%
GlobalSantaFe Corp. (Cayman Islands)(a)	43,600	2,146
Valero Energy Corp.	63,500	3,645
Total		5,791

Engineering & Contracting Services 0.64%
Fluor Corp.	71,300	6,162

Entertainment 0.72%
Walt Disney Co. (The)	233,937	6,936

Financial Data Processing Services & Systems 1.01%
Automatic Data Processing, Inc.	207,000	9,770

Financial: Miscellaneous 0.77%
Freddie Mac	45,700	2,907
Fannie Mae	86,500	4,554
Total		7,461

Foods 3.67%
Campbell Soup Co.	341,795	$12,841
Kellogg Co.	106,600	5,405
Kraft Foods, Inc. Class A	506,500	17,175
Total		35,421

Gold 3.12%
Barrick Gold Corp. (Canada)(a)	361,200	12,093
Newmont Mining Corp.	352,600	18,071
Total		30,164

Health & Personal Care 1.52%
Medco Health Solutions, Inc.*	159,470	10,106
WellPoint, Inc.*	59,300	4,590
Total		14,696

Healthcare Management Services 0.54%
Caremark Rx, Inc.	89,300	5,174

Identification Control & Filter Devices 0.40%
Parker Hannifin Corp.	52,300	3,873

Insurance: Multi-Line 1.69%
Aflac Inc.	87,900	3,962
American Int’l. Group, Inc.	117,092	7,473
Hartford Financial Services Group, Inc. (The)	56,500	4,851
Total		16,286

Insurance: Property-Casualty 0.48%
XL Capital Ltd. Class A (Bermuda)(a)	71,200	4,674

Machinery: Agricultural 0.30%
Deere & Co.	37,000	2,890

Machinery: Construction & Handling 0.51%
Caterpillar Inc.	74,500	4,943

See Notes to Schedule of Investments.

2

		Value
Investments	Shares	(000)
Machinery: Oil Well Equipment & Services 2.70%
Baker Hughes, Inc.	144,543	$10,289
Schlumberger Ltd. (Dutch Netherlands Antilles)(a)	256,800	15,741
Total		26,030

Medical & Dental Instruments & Supplies 1.84%
Boston Scientific Corp.*	113,700	1,983
St. Jude Medical, Inc.*	102,600	3,736
Zimmer Holdings, Inc.*	176,570	12,006
Total		17,725

Miscellaneous: Consumer Staples 1.52%
Diageo plc ADR	205,611	14,701

Multi-Sector Companies 3.43%
General Electric Co.	844,400	28,760
Honeywell Int’l., Inc.	112,600	4,360
Total		33,120

Oil: Crude Producers 0.58%
XTO Energy, Inc.	122,600	5,611

Oil: Integrated Domestic 0.43%
ConocoPhillips	64,900	4,117

Oil: Integrated International 3.14%
Chevron Corp.	152,100	9,795
Exxon Mobil Corp.	303,615	20,546
Total		30,341

Railroads 0.31%
Union Pacific Corp.	36,800	2,957

Retail 1.74%
Federated Department Stores, Inc.	106,800	4,056
Kohl’s Corp.*	3,100	194
Wal-Mart Stores, Inc.	280,800	12,557
Total		16,807

Shoes 1.04%
NIKE, Inc. Class B	124,800	$10,079

Soaps & Household Chemicals 5.35%
Clorox Co. (The)	91,600	5,479
Colgate-Palmolive Co.	274,700	16,444
Procter & Gamble Co. (The)	479,832	29,701
Total		51,624

Transportation: Miscellaneous 0.73%
United Parcel Service, Inc. Class B	100,900	7,068

Utilities: Cable TV & Radio 1.69%
Comcast Corp. Class A*	467,307	16,314

Utilities: Electrical 3.79%
Dominion Resources, Inc.	32,500	2,596
FPL Group, Inc.	216,032	9,603
PG&E Corp.	242,717	10,177
Progress Energy, Inc.	138,100	6,122
Southern Co. (The)	236,000	8,088
Total		36,586

Utilities: Telecommunications 2.91%
AT&T Inc.	405,500	12,624
BellSouth Corp.	185,600	7,558
Sprint Nextel Corp.	95,890	1,622
Verizon Communications, Inc.	179,600	6,318
Total		28,122

Total Common Stocks (cost $832,318,008)		936,141

See Notes to Schedule of Investments.

3

	Principal
	Amount	Value
Investments	(000)	(000)
SHORT-TERM INVESTMENT 2.92%

Repurchase Agreement
Repurchase Agreement dated 8/31/2006, 4.65% due 9/1/2006 with State Street Bank & Trust Co. collateralized by $29,775,000 of Federal Home Loan Mortgage Corp. at 5.75% due 8/3/2015; value: $28,787,066; proceeds: $28,222,275 (cost $28,218,630)	$28,219	$28,219

Total Investments in Securities 99.90% (cost $860,536,638)		964,360
Cash and Other Assets in Excess of Liabilities 0.10%		990
Net Assets 100.00%		$965,350

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
ADR	American Depository Receipt.

See Notes to Schedule of Investments.

4

Schedule of Investments (unaudited)

LORD ABBETT RESEARCH FUND, INC. - SMALL-CAP VALUE FUND  August 31, 2006

		Value
Investments	Shares	(000)
COMMON STOCKS 94.58%

Aerospace 2.96%
Curtiss-Wright Corp.	2,130,945	$66,251
Moog Inc. Class A*	784,762	25,623
Teledyne Technologies Inc.*	428,230	16,418
Total		108,292

Air Transportation 1.37%
AAR Corp.*	1,461,400	32,604
Frontier Airlines Holdings*(b)	2,550,000	17,697
Total		50,301

Auto Parts: After Market 0.84%
Commercial Vehicle Group, Inc.*	1,033,300	20,274
Keystone Automotive Industries, Inc.*	306,200	10,530
Total		30,804

Banks 5.67%
Alabama National BanCorp.	416,105	28,216
Cullen/Frost Bankers, Inc.	1,000,800	59,007
First Midwest Bancorp, Inc.	853,900	31,893
Frontier Financial Corp	296,400	12,120
Provident Bankshares Corp.	496,800	18,620
Seacoast Banking Corp. of Florida	203,200	6,252
Signature Bank*	709,700	23,314
Texas Regional Bancshares, Inc.	454,760	17,404
United Community Banks, Inc.	342,700	10,761
Total		207,587

Biotechnology Research & Production 1.14%
Cubist Pharmaceuticals, Inc.*	686,500	16,105
Kensey Nash Corp.*(b)	793,200	21,480
PRA Int’l.*	160,400	4,167
Total		41,752

Building: Heating & Plumbing 0.74%
Interline Brands, Inc.*	1,079,000	27,018

Building: Materials 2.52%
LSI Industries, Inc.(b)	1,453,070	26,635
NCI Building Systems, Inc.*	937,529	$50,945
Simpson Manufacturing Co., Inc.	557,223	14,683
Total		92,263

Communications Technology 6.66%
Anaren, Inc.*(b)	1,039,900	23,460
Anixter Int’l., Inc.(b)	2,750,514	149,876
CommScope, Inc.*	740,000	21,615
Comtech Telecommunications Corp.*(b)	1,495,477	48,947
Total		243,898

Computer Services, Software & Systems 0.93%
Macrovision Corp.*	1,460,035	33,990

Consumer Electronics 0.50%
LoJack Corp.*	874,916	18,268

Copper 0.48%
Mueller Industries, Inc.	462,040	17,705

Diversified Manufacturing 2.28%
CLARCOR Inc.	627,156	18,783
Hexcel Corp.*	4,301,000	64,601
Total		83,384

Drug & Grocery Store Chains 1.28%
Casey’s General Stores, Inc.	629,600	14,884
Ruddick Corp.	1,234,600	31,840
Total		46,724

Drugs & Pharmaceuticals 0.63%
Salix Pharmaceuticals, Ltd.*	1,712,400	22,963

Electrical Equipment & Components 2.98%
AMETEK, Inc.	412,900	17,705
Baldor Electric Co.	1,557,400	46,114
General Cable Corp.*	577,470	22,250
Genlyte Group, Inc. (The)*	349,788	22,922
Total		108,991

Electronics 2.19%
FLIR Systems, Inc.*	1,627,900	45,093
II-VI, Inc.*	435,820	9,183

See Notes to Schedule of Investments.

1

		Value
Investments	Shares	(000)
Orbotech Ltd. (Israel)*(a)	387,600	$9,306
Vishay Intertechnology, Inc.*	1,188,000	16,644
Total		80,226

Electronics: Medical Systems 0.42%
Greatbatch, Inc.*	635,500	15,544

Electronics: Technology 1.29%
Intermagnetics General Corp.*	433,743	11,811
ScanSource, Inc.*	1,138,017	35,324
Total		47,135

Engineering & Contracting Services 1.51%
Quanta Services, Inc.*	804,300	14,260
URS Corp.*	1,011,100	41,000
Total		55,260

Financial Data Processing Services & Systems 1.02%
Jack Henry & Assoc., Inc.	1,950,000	37,362

Financial: Miscellaneous 1.58%
Financial Federal Corp.(b)	2,202,139	57,696

Forest Products 0.97%
Universal Forest Products, Inc.	726,974	35,447

Health & Personal Care 0.15%
Amedisys, Inc.*	136,707	5,533

Healthcare Facilities 0.55%
Radiation Therapy Services, Inc.*	698,200	20,192

Household Furnishings 1.74%
Ethan Allen Interiors, Inc.(b)	1,891,600	63,842

Identification Control & Filter Devices 0.80%
C&D Technologies, Inc.(b)	1,443,447	11,475
IDEX Corp.	422,950	17,760
Total		29,235

Insurance: Multi-Line 1.11%
Hub Int’l. Ltd.	1,425,300	40,821

Insurance: Property-Casualty 0.57%
Navigators Group, Inc. (The)*	272,235	$12,545
Selective Insurance Group, Inc.	162,400	8,448
Total		20,993

Machinery: Industrial/Specialty 0.74%
Nordson Corp.	186,800	7,480
Woodward Governor Co.	586,791	19,757
Total		27,237

Machinery: Oil Well Equipment & Services 2.57%
Hanover Compressor Co.*	3,030,020	57,025
Key Energy Services, Inc.*	778,200	11,673
Superior Energy Services, Inc.*	795,900	25,413
Total		94,111

Medical & Dental Instruments & Supplies 2.49%
Abaxis, Inc.*	979,400	23,525
Arrow Int’l., Inc.	341,600	11,037
CONMED Corp.*	471,600	9,663
ICU Medical, Inc.*	280,500	12,345
Merit Medical Systems, Inc.*	813,346	11,403
PSS World Medical, Inc.*	346,500	6,722
West Pharmaceutical Services, Inc.	412,600	16,467
Total		91,162

Metal Fabricating 4.33%
Quanex Corp.(b)	2,415,950	82,940
Shaw Group Inc. (The)*	3,012,000	75,782
Total		158,722

Metals & Minerals Miscellaneous 1.27%
AMCOL Int’l., Corp.(b)	2,003,980	46,532

Miscellaneous: Materials & Processing 2.04%
Metal Management Inc.	74,800	1,914
Rogers Corp.*(b)	1,254,280	72,773
Total		74,687

Miscellaneous: Producer Durables 0.21%
BE Aerospace, Inc.*	315,600	7,530

See Notes to Schedule of Investments.

2

		Value
Investments	Shares	(000)
Multi-Sector Companies 4.27%
Carlisle Cos., Inc.	825,700	$70,597
Trinity Industries, Inc.	2,572,895	85,832
Total		156,429

Oil: Crude Producers 0.23%
Range Resources Corp.	294,800	8,249

Paints & Coatings 0.67%
H. B. Fuller Co.	1,275,200	24,522

Production Technology Equipment 0.53%
ATMI, Inc.*	677,380	19,556

Publishing: Miscellaneous 0.12%
Courier Corp.	118,221	4,355

Radio & TV Broadcasters 0.02%
World Wrestling Entertainment, Inc.	43,300	748

Railroad Equipment 0.19%
Wabtec Corp.	249,000	7,024

Railroads 0.69%
Genesee & Wyoming, Inc. Class A*	1,021,375	25,422

Real Estate Investment Trusts 1.87%
DiamondRock Hospitality Co.	2,204,200	37,031
Nationwide Health Properties, Inc.	1,020,000	26,581
Spirit Finance Corp.	435,000	4,937
Total		68,549

Rental & Leasing Services: Commercial 2.57%
GATX Corp.	1,418,600	52,644
Williams Scotsman Int’l., Inc.*	1,968,587	41,321
Total		93,965

Restaurants 3.85%
Benihana, Inc. Class A*(b)	501,446	12,962
Cheesecake Factory, Inc. (The)*	750,388	18,677
McCormick & Schmick’s Seafood Restaurants Inc.*(b)	834,200	16,534
RARE Hospitality Int’l., Inc.*	414,900	$11,883
Ruby Tuesday, Inc.(b)	3,140,200	81,080
Total		141,136

Retail 1.86%
Guitar Center, Inc.*	651,100	24,677
New York & Co. Inc.*	74,800	854
Pacific Sunwear of California, Inc.*	1,621,650	21,665
Rush Enterprises, Inc. Class A*(b)	1,206,231	21,109
Total		68,305

Savings & Loan 0.86%
KNBT Bancorp, Inc.	503,270	8,153
Webster Financial Corp.	495,800	23,422
Total		31,575

Services: Commercial 1.40%
DynCorp Int’l. Inc. A*	1,583,015	17,223
Waste Connections, Inc.*	930,000	34,196
Total		51,419

Shipping 0.49%
Kirby Corp.*	608,400	17,844

Steel 0.56%
Carpenter Technology Corp.	155,440	14,897
Gibraltar Industries, Inc.	225,928	5,468
Total		20,365

Telecommunications Equipment 1.06%
ARRIS Group, Inc.*	1,669,000	19,127
C-COR, Inc.*(b)	2,478,900	19,707
Total		38,834

Truckers 3.74%
Heartland Express, Inc.	3,374,999	54,270
Werner Enterprises, Inc.(b)	4,473,500	82,894
Total		137,164

Utilities: Electrical 8.13%
Avista Corp.(b)	3,081,900	74,705

See Notes to Schedule of Investments.

3

		Value
Investments	Shares	(000)
Black Hills Corp.(b)	1,785,078	$62,139
IDACORP, Inc.	1,057,400	40,625
Pike Electric Corp.*	230,330	4,040
PNM Resources, Inc.(b)	4,060,000	116,400
Total		297,909

Utilities: Gas Distributors 2.94%
Nicor, Inc.	1,150,800	50,244
Piedmont Natural Gas Co., Inc.	2,197,700	57,294
Total		107,538

Total Common Stocks (cost $3,087,885,047)		3,464,115

	Principal
	Amount
	(000)

SHORT-TERM INVESTMENT 4.97%

Repurchase Agreement
Repurchase Agreement dated 8/31/2006, 4.65% due 9/1/2006 with State Street Bank & Trust Co. collateralized by $194,835,000 of Federal Home Loan Mortgage Corp. at 4.65% due 10/10/2013; value: $185,821,933; proceeds: $182,200,147 (cost $182,176,616)	$182,177	$182,177

Total Investments in Securities 99.55% (cost $3,270,061,663)		3,646,292
Other Assets in Excess of Liabilities 0.45%		16,310
Net Assets 100.00%		$3,662,602

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	Affiliated issuer (holding represents 5% or more of the underlying issuer’s outstanding voting shares). (See Note 4).

See Notes to Schedule of Investments.

4

Notes to Schedule of Investments (unaudited)

1.   ORGANIZATION

Lord Abbett Research Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940 (the “Act”) as a diversified open-end management investment company incorporated under Maryland law on April 6, 1992. The Company currently consists of the following four funds: Lord Abbett America’s Value Fund (“America’s Value Fund”), Lord Abbett Growth Opportunities Fund (“Growth Opportunities Fund”), Lord Abbett Large-Cap Core Fund (“Large-Cap Core Fund”) and Small-Cap Value Series (“Small-Cap Value Fund”) (collectively, the “Funds”).

America’s Value Fund’s investment objective is to seek current income and capital appreciation.  Growth Opportunities Fund’s investment objective is capital appreciation.  Large-Cap Core Fund’s investment objective is to seek growth of capital and growth of income consistent with reasonable risk. Small-Cap Value Fund’s investment objective is to seek long-term capital appreciation.

2.   SIGNIFICANT ACCOUNTING POLICIES

(a)      Investment Valuation–Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. Each Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and electronic data processing techniques. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors.  Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)     Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)      Foreign Transactions–The books and records of America’s Value Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded.

(d)     Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

3.   FEDERAL TAX INFORMATION

As of August 31, 2006, each Fund’s aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes are as follows:

	America’s Value Fund	Growth Opportunities Fund
Tax cost	$1,092,930,094	$765,361,229
Gross unrealized gain	94,519,065	63,500,275
Gross unrealized loss	(26,883,338)	(12,701,044)
Net unrealized security gain	$67,635,727	$50,799,231

	Large-Cap Core Fund	Small-Cap Value Fund
Tax cost	$861,507,556	$3,269,614,534
Gross unrealized gain	119,579,149	448,994,836
Gross unrealized loss	(16,726,862)	(72,317,326)
Net unrealized security gain	$102,852,287	$376,677,510

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to wash sales and other temporary tax adjustments.

4.   TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year.  Small-Cap Value Fund had the following transactions with affiliated issuers during the period ended August 31, 2006:

Affiliated Issuer	Balance of Shares Held At 11/30/2005	Gross Additions	Gross Sales	Balance of Shares Held at 8/31/2006	Value at 8/31/2006	Net Realized Gain (Loss) 12/1/2005 to 8/31/2006	Dividend Income 12/1/2005 to 8/31/2006
AMCOL Int’l., Corp.	—	2,090,080	(86,100)	2,003,980	$46,532,416	$417,853	$321,905
Anaren, Inc.	—	1,079,100	(39,200)	1,039,900	23,460,144	295,114	—
Anixter Int’l., Inc.	1,125,000	1,704,814	(79,300)	2,750,514	149,875,508	1,470,097	—
Avista Corp.	—	3,081,900	—	3,081,900	74,705,256	—	954,319
Benihana, Inc. Class A	—	508,146	(6,700)	501,446	12,962,379	106,618	—
Black Hills Corp.	—	1,785,078	—	1,785,078	62,138,565	—	698,339
C&D Technologies, Inc.	—	1,443,447	—	1,443,447	11,475,404	—	—
C-COR, Inc.	2,600,000	120,500	(241,600)	2,478,900	19,707,255	233,730	—
Commercial Vehicle Group, Inc.(a)	1,235,100	69,900	(271,700)	1,033,300	20,273,346	1,657,260	—
Comtech Telecommunications Corp.	—	1,809,277	(313,800)	1,495,477	48,946,962	(113,636)	—
Ethan Allen Interiors, Inc.	1,400,000	648,000	(156,400)	1,891,600	63,841,500	243,745	953,910
Financial Federal Corp. (b)	750,000	1,452,139	—	2,202,139	57,696,042	—	503,416
Frontier Airlines Holdings(c)	1,669,100	1,027,500	(146,600)	2,550,000	17,697,000	(526,033)	—
II-VI, Inc.(a)	1,575,900	75,920	(1,216,000)	435,820	9,182,727	(238,392)	—
Kensey Nash Corp.	495,000	298,200	—	793,200	21,479,856	—	—
LoJack Corp. (a)	—	972,116	(97,200)	874,916	18,268,246	247,224	—
LSI Industries, Inc.	1,220,080	232,990	—	1,453,070	26,634,773	—	503,188
McCormick & Schmick’s Seafood Restaurants Inc.	620,000	230,400	(16,200)	834,200	16,533,844	213,107	—
NCI Building Systems, Inc. (a)	1,174,440	551,289	(788,200)	937,529	50,945,326	24,040,260	—
Pacific Sunwear of California, Inc.(a)	—	3,859,600	(2,237,950)	1,621,650	21,665,244	(19,802,763)	—
PNM Resources, Inc.	1,119,100	2,940,900	—	4,060,000	116,400,200	—	1,994,400
Quanex Corp. (d)	1,604,900	993,950	(182,900)	2,415,950	82,939,564	4,155,440	855,692
Rogers Corp.	800,480	453,800	—	1,254,280	72,773,326	—	—
Ruby Tuesday, Inc.	70,200	3,070,000	—	3,140,200	81,079,964	—	786,467
Rush Enterprises, Inc. Class A	—	1,206,231	—	1,206,231	21,109,042	—	—
Steel Technologies, Inc. (a)	1,234,000	—	(1,234,000)	—	—	7,700,752	—
Trinity Industries, Inc. (a) (e)	2,238,190	1,187,605	(852,900)	2,572,895	85,831,777	22,116,750	496,078
Universal Forest Products, Inc. (a)	985,074	83,800	(341,900)	726,974	35,447,252	10,180,290	37,470
Werner Enterprises, Inc.	3,389,300	1,084,200	—	4,473,500	82,893,955	—	525,163
Total					$1,352,496,873	$52,397,416	$8,630,347

(a)  No longer an affiliated issuer at August 31, 2006.

(b)  451,400 shares acquired in a 3-for-2 stock split; ex-date February 1, 2006.

(c)  Name change from Frontier Airlines, Inc. effective April 3, 2006.

(d)  837,200 shares acquired in a 3-for-2 stock split; ex-date April 3, 2006.

(e)  943,545 shares acquired in a 3-for-2 stock split; ex-date June 12, 2006.

5.   INVESTMENT RISKS

America’s Value Fund is subject to the general risks and considerations associated with investing in equity and fixed income securities.  The values of the Fund’s equity security holdings and, consequently, the value of an investment in the Fund will fluctuate in response to movements in the stock market in general and to the changing prospects of the individual companies involved. With its emphasis on value stocks, the Fund may perform differently than the market as a whole and other types of stocks, such as growth stocks. The market may fail to recognize the intrinsic value of particular value stocks for a long time. The Fund may invest a significant portion of its assets in mid-sized companies that may be less able to weather economic shifts or other adverse developments than larger, more established companies. Because the Fund is not limited to investing in equity securities, the Fund may have smaller gains in a rising stock market than a fund investing solely in equity securities. In addition, if the Fund’s assessment of a company’s value or prospects for market appreciation or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.  The values of the Fund’s fixed income holdings, and consequently, the value of an investment in the Fund will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of these holdings are likely to decline. There is also the risk that an issuer of a fixed income security will fail to make timely payments of principal or interest to the Fund, a risk that is greater with high yield bonds (sometimes called “junk bonds”) in which the Fund may invest. Some issuers, particularly of high yield bonds, may default as to principal and/or interest payments after the Fund purchases their securities. A default, or concerns in the market about an increase in risk of default, may result in losses to the Fund. High yield bonds are subject to greater price fluctuations, as well as additional risks.  The Fund may invest up to 20% of its assets in foreign securities which present increased market, liquidity, currency, political and other risks.

Growth Opportunities Fund is subject to the general risks and considerations associated with equity investing. The value of an investment will fluctuate in response to movements in the stock market in general, and to the changing prospects of individual companies in which the Fund invests. The Fund has particular risks associated with growth stocks. Growth companies may grow faster than other companies, which may result in more volatility in their stock prices. In addition, if the Fund’s assessment of a company’s potential for growth or market condition is wrong, it could suffer losses or produce poor performance relative to other funds, even in a rising market. The Fund invests largely in mid-sized company stocks, which may be less able to weather economic shifts or other adverse developments than larger, more established companies.

Large-Cap Core Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value and growth stocks. This means the value of your investment will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Fund invests. Large value and growth stocks may perform differently than the market as a whole and differently than each other or other types of stocks, such as small-company stocks. This is because different types of stocks tend to shift in and out of favor depending on market and economic conditions.  The market may fail to recognize the intrinsic value of particular value stocks for a long time. Growth stocks may be more volatile than other stocks. In addition, if the Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

Small-Cap Value Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value stocks. The value of an investment will fluctuate in response to movements in the stock market in general and to the changing prospects of individual companies in which the Funds invest. Large company value stocks and small company value stocks may perform differently than the market as a whole and other types of stocks such as growth stocks. The market may fail to recognize the intrinsic value of particular value stocks for a long time. In addition, small-cap company stocks may be more volatile and less liquid than large-cap company stocks. Also, if a Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

These factors can affect each Fund’s performance.

Item 2:           Controls and Procedures.

(a)           Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)          There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal half year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:           Exhibits.

(i)             Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT RESEARCH FUND, INC.

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and
Chairman

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: October 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer,
Chairman and President

/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: October 24, 2006